Related Parties - Additional information (Detail) - USD ($) $ in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Revenue from lease receivables		$ 31,126	$ 3,766
Notes receivable related party	$ 2,920	2,920	1,392
NWCS and 7 point trade receivable [member]
Disclosure of transactions between related parties [line items]
Trade receivables related party	597	597	0
NWCS and 7 Point Accounts Payable [member]
Disclosure of transactions between related parties [line items]
Accounts payable to related party	596	596	0
NWCS and 7 Point Notes [member]
Disclosure of transactions between related parties [line items]
Notes receivable related party	586	586	0
Related Party Notes [member]
Disclosure of transactions between related parties [line items]
Notes receivable related party	$ 696	696	1,392
Real Estate [member] | Sublease [member]
Disclosure of transactions between related parties [line items]
Lessor date of lease expiry	Nov. 30, 2023
Northwest Cannabis Solutions [member] | Consulting And Personnel Services For Growing And Processing [member]
Disclosure of transactions between related parties [line items]
Fees payable per month for services	$ 30	30
Date of expiry of service agreement	0 years
Northwest Cannabis Solutions [member] | Purchasing Agent For Equipment And Machinery [member]
Disclosure of transactions between related parties [line items]
Fees payable per month for services	$ 20	20
Period of service agreement	3 years
Northwest Cannabis Solutions [member] | Consulting And Agency Services [member]
Disclosure of transactions between related parties [line items]
Revenue from services to related party	$ 250
Term of service agreement renewal	3 years
Northwest Cannabis Solutions [member] | Packaging Services [member]
Disclosure of transactions between related parties [line items]
Period of service agreement	3 years
Revenue from services to related party	$ 3,703
Term of service agreement renewal	3 years
Northwest Cannabis Solutions [member] | Real Estate [member] | Gross Commercial Lease [member]
Disclosure of transactions between related parties [line items]
Lessor date of lease expiry	Dec. 31, 2022
Revenue from lease receivables	$ 3,338
Northwest Cannabis Solutions [member] | Real Estate [member] | Gross Commercial Lease [member] | Renewal Option One [member]
Disclosure of transactions between related parties [line items]
Lease,lessor renewal period	5 years
Northwest Cannabis Solutions [member] | Real Estate [member] | Gross Commercial Lease [member] | Renewal Option Two [member]
Disclosure of transactions between related parties [line items]
Lease,lessor renewal period	5 years
Seven Point [member] | Real Estate [member] | Sublease [member]
Disclosure of transactions between related parties [line items]
Lease,lessor renewal period	5 years
Revenue from lease receivables	$ 1,190
LI Lending LLC [member] [member]
Disclosure of transactions between related parties [line items]
Real estate loan maximum borrowing capacity	50,000	50,000
Real estate cumulative borrowings till date	$ 45,000	45,000
Online Marketing Company [member] | Online Marketing Services [member] | Pure Ratios [member] | Related Party One [member]
Disclosure of transactions between related parties [line items]
Fees incurred related party transactions		$ 1,101	$ 0